Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 0	$ 158,315
Pretax income (loss)	(5,246)	8,047
Provision (benefit) for taxes on income	736	2,770
Discontinued operations, net of tax	(5,982)	5,277
Receivables - trade and other	0		4,000
Other assets	25,339		23,661
Assets of discontinued operations	25,339		27,661
Accounts payable - trade	0		0
Deferred revenues	20,122		20,122
Other current liabilities	1,132		4,883
Liabilities of discontinued operations	21,254		25,005
Manufacturing [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	114,246
Pretax income (loss)	(2,610)	2,163
Provision (benefit) for taxes on income	1,659	711
Discontinued operations, net of tax	(4,269)	1,452
Receivables - trade and other	0		0
Other assets	25,339		23,661
Assets of discontinued operations	25,339		23,661
Accounts payable - trade	0		0
Deferred revenues	20,122		20,122
Other current liabilities	1,132		1,183
Liabilities of discontinued operations	21,254		21,305
Drilling [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	0	44,069
Pretax income (loss)	(2,636)	5,884
Provision (benefit) for taxes on income	(923)	2,059
Discontinued operations, net of tax	(1,713)	3,825
Receivables - trade and other	0		4,000
Other assets	0		0
Assets of discontinued operations	0		4,000
Accounts payable - trade	0		0
Deferred revenues	0		0
Other current liabilities	0		3,700
Liabilities of discontinued operations	$ 0		$ 3,700